DEFERRED REVENUE	12 Months Ended
Dec. 31, 2020
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 5:- DEFERRED REVENUE

Deferred revenue as of December 31, 2020 and 2019 was $10,607 and $7,972, respectively, and primarily relates to revenue that is recognized over time for service contracts. The changes in balance of deferred revenues are related to the satisfaction or partial satisfaction of these contracts. Approximately $5,309 of the December 31, 2019 balance was recognized as revenue during the year ended December 31, 2020.

The balance of deferred revenues approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of reporting period.

The Company’s performance obligations in contracts with customers mainly relate to contracts with a duration of less than one year. As such, the Company is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.